Securities - Summary of Securities Available-for-Sale and Restricted Stock (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost, Available-for-sale	$ 104,757	$ 127,628
Gross Unrealized Gains, Available-for-sale	434	968
Gross Unrealized Losses, Available-for-sale	1,316	627
Fair Value, Available-for-sale	103,875	127,969
Amortized Cost, Held to maturity	23,883	33,819
Gross Unrealized Gains, Held to maturity	158	393
Gross Unrealized Losses, Held to maturity	597	201
Fair Value, Held to maturity	23,444	34,011
Amortized Cost	133,254	166,061
Gross Unrealized Gains	592	1,361
Gross Unrealized Losses	1,913	828
Fair Value	131,933	166,594
U.S. Government Agencies [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost, Available-for-sale	6,500	18,239
Gross Unrealized Gains, Available-for-sale		5
Gross Unrealized Losses, Available-for-sale	98	126
Fair Value, Available-for-sale	6,402	18,118
Amortized Cost, Held to maturity	9,472	15,586
Gross Unrealized Gains, Held to maturity	17	312
Gross Unrealized Losses, Held to maturity	396	46
Fair Value, Held to maturity	9,093	15,852
Mortgage-Backed Securities of Government Agencies [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost, Available-for-sale	56,187	62,930
Gross Unrealized Gains, Available-for-sale	239	527
Gross Unrealized Losses, Available-for-sale	589	278
Fair Value, Available-for-sale	55,837	63,179
Amortized Cost, Held to maturity	14,411	18,233
Gross Unrealized Gains, Held to maturity	141	81
Gross Unrealized Losses, Held to maturity	201	155
Fair Value, Held to maturity	14,351	18,159
U.S. Treasury Security [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost, Available-for-sale	1,001	1,002
Gross Unrealized Losses, Available-for-sale		2
Fair Value, Available-for-sale	1,001	1,000
Other Mortgage-Backed Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost, Available-for-sale	65	104
Fair Value, Available-for-sale	65	104
Asset-Backed Securities of Government Agencies [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost, Available-for-sale	1,312	1,464
Gross Unrealized Losses, Available-for-sale	46	72
Fair Value, Available-for-sale	1,266	1,392
State and Political Subdivisions [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost, Available-for-sale	30,007	24,924
Gross Unrealized Gains, Available-for-sale	140	418
Gross Unrealized Losses, Available-for-sale	439	41
Fair Value, Available-for-sale	29,708	25,301
Corporate Bonds [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost, Available-for-sale	9,632	18,912
Gross Unrealized Gains, Available-for-sale	28	7
Gross Unrealized Losses, Available-for-sale	144	108
Fair Value, Available-for-sale	9,516	18,811
Equity Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost, Available-for-sale	53	53
Gross Unrealized Gains, Available-for-sale	27	11
Fair Value, Available-for-sale	80	64
Restricted Stock [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	4,614	4,614
Fair Value	$ 4,614	$ 4,614